UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10021


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York          August 11, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: $250,510
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                          Name
--------------------                                          ----
NONE

                                             FORM 13F INFORMATION TABLE



COLUMN 1                             COLUMN  2      COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                                                VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MNGRS   SOLE  SHARED  NONE
ADE CORP MASS                           COM         00089C107     9,350   287,767  SH          SOLE               SOLE
ADVANCED DIGITAL INFORMATION            COM         007525108     1,514   128,654  SH          SOLE               SOLE
AMERICAN RETIREMENT CORP                COM         028913101    18,305   558,600  SH          SOLE               SOLE
ANDRX CORP DEL                      ANDRX GROUP     034553107       756    32,600  SH          SOLE               SOLE
APPLIED FILMS CORP                      COM         038197109     8,722   306,147  SH          SOLE               SOLE
ARAMARK CORP                            CL B        038521100       662    20,000  SH          SOLE               SOLE
AVIALL INC NEW                          COM         05366B102    11,034   232,200  SH          SOLE               SOLE
AZTAR CORP                              COM         054802103     2,208    42,500  SH          SOLE               SOLE
COMMERCIAL CAP BANCORP INC              COM         20162L105       554    35,179  SH          SOLE               SOLE
DIAGNOSTIC PRODS CORP                   COM         252450101     2,472    42,500  SH          SOLE               SOLE
FELDMAN MALL PPTYS INC                  COM         314308107       121    11,000  SH          SOLE               SOLE
GOLDEN WEST FINL CORP DEL               COM         381317106    41,233   555,702  SH          SOLE               SOLE
GTECH HLDGS CORP                        COM         400518106     1,391    40,000  SH          SOLE               SOLE
KCS ENERGY INC                          COM         482434206     1,770    59,600  SH          SOLE               SOLE
KERR MCGEE CORP                         COM         492386107    63,351   913,499  SH          SOLE               SOLE
KERZNER INTERNATIONAL LTD               SHS         P6065Y107     7,214    91,000  SH          SOLE               SOLE
KINDER MORGAN INC KANS                  COM         49455P101     5,394    54,000  SH          SOLE               SOLE
LASERSCOPE                              COM         518081104     5,268   170,988  SH          SOLE               SOLE
MAVERICK TUBE CORP                      COM         577914104       632    10,000  SH          SOLE               SOLE
MICHAELS STORES INC                     COM         594087108       845    20,500  SH          SOLE               SOLE
NCO GROUP INC                           COM         628858102       859    32,500  SH          SOLE               SOLE
REMINGTON OIL & GAS CORP                COM         759594302    31,535   707,100  SH          SOLE               SOLE
ROYAL GROUP TECHNOLOGIES LTD            COM         779915107     2,117   188,700  SH          SOLE               SOLE
RSA SEC INC                             COM         749719100     6,118   225,000  SH          SOLE               SOLE
RUSSELL CORP                            COM         782352108     1,051    57,900  SH          SOLE               SOLE
SEROLOGICALS CORP                       COM         817523103    12,937   411,487  SH          SOLE               SOLE
STONE ENERGY CORP                       COM         861642106     2,081    44,700  SH          SOLE               SOLE
UBIQUITEL INC                           COM         903474302     4,999   483,489  SH          SOLE               SOLE
UNIVISION COMMUNICATIONS INC            CL A        914906102       754    22,500  SH          SOLE               SOLE
MITTAL STEEL CO N V                NY REG SH CL A   60684P101     5,263   172,500  SH  PUT     SOLE               SOLE
                                                                250,510

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